Note 20 - Earnings Per Share	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
(20)	Earnings Per Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share for the Company begins with the basic earnings per share plus the effect of common shares contingently issuable from stock options.

The following is a summary of the components comprising basic and diluted earnings per share (“EPS”):

	Years Ended December 31,
	2020	2019	2018
Basic EPS Computation:
Numerator – Earnings available to common stockholders	$38,492	36,044	32,594
Denominator – Weighted average number of common shares outstanding	10,927,065	10,743,269	10,564,172
Basic earnings per common share	$3.52	3.36	3.09
Diluted EPS Computation:
Numerator – Earnings available to common stockholders	$38,492	36,044	32,594
Denominator – Weighted average number of common shares outstanding	10,927,065	10,743,269	10,564,172
Dilutive effect of stock options	26,681	18,198	8,049
	10,953,746	10,761,467	10,572,221
Diluted earnings per common share	$3.51	3.35	3.08